Contracted concessional assets (Tables)	12 Months Ended
Dec. 31, 2020
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
a)	The following table shows the movements of assets included in the heading “Contracted Concessional assets” for 2020:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets	Property, plant and equipment	Total assets
Total as of January 1, 2020	872,945	3,459	9,183,011	60,618	12,927	251,637	10,384,597
Additions	-	-	29,213	1,832	557	3,753	35,355
Subtractions	-	-	(71,706)	(954)	-	(223)	(72,883)
Business combinations (Note 5)	102,560	-	-	385	-	63,916	166,861
Translation differences	(8,166)	(163)	326,791	4,349	317	17,836	340,964
Reclassification and other movements	(30,502)	(355)	-	-	-	-	(30,857)
Total cost	936,837	2,941	9,467,309	66,230	13,801	336,919	10,824,037

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets	Property, plant and equipment	Total assets
Total as of January 1, 2020	(57,258)	-	(2,055,946)	(6,585)	(3,653)	(100,026)	(2,223,468)
Additions	(27,111)	-	(338,393)	(3,527)	(2,219)	(13,739)	(384,989)
Subtractions	-	-	17,571	634	-	49	18,253
Reversal of impairment	-	-	18,787	-	-	-	18,787
Business combinations (Note 5)	(3,797)	-	-	-	-	-	(3,797)
Translation differences	476	-	(84,538)	(581)	(238)	(8,524)	(93,405)
Total depreciation, amortization and impairment	(87,689)	-	(2,442,520)	(10,060)	(6,111)	(122,239)	(2,668,619)

b)	The following table shows the movements of assets included in the heading “Contracted Concessional assets” for 2019:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets	Property, plant and equipment	Total assets
Total as of January 1, 2019	902,508	4,068	9,265,742	60,808	4,008	238,694	10,475,828
Additions	-	-	91	-	454	886	1,431
Subtractions	-	-	(22,391)	(347)	(15)	(119)	(22,872)
Business combinations (Note 5)	-	-	2,067	-	8,548	18,123	28,738
Translation differences	(1,049)	(295)	(62,498)	157	(68)	(5,947)	(69,700)
Reclassification and other movements	(28,514)	(314)	-	-	-	-	(28,828)
Total cost	872,945	3,459	9,183,011	60,618	12,927	251,637	10,384,597

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets	Property, plant and equipment	Total assets
Total as of January 1, 2019	(63,285)	-	(1,766,179)	(3,341)	(2,157)	(91,684)	(1,926,646)
Additions	-	-	(305,702)	(3,294)	(1,523)	(10,147)	(320,666)
Subtractions	5,997	-	4,205	-	-	2	10,204
Translation differences	30	-	11,730	50	27	1,803	13,640
Total depreciation, amortization and impairment	(57,258)	-	(2,055,946)	(6,585)	(3,653)	(100,026)	(2,223,468)